THE WEISS FUND

                        WEISS MILLENNIUM OPPORTUNITY FUND
                                 CLASS S SHARES

                       Supplement dated August 18, 2000 to
              Statement of Additional Information dated May 1, 2000

                                      * * *


The information presented on page 7 of the Statement of Additional Information dated May 1, 2000, under the section entitled "OTHER INVESTMENT COMPANIES" is replaced in its entirety with the following:

"The Fund may invest in securities of other investment companies, including closed-end investment companies, unit investment trusts and open-end investment companies, to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. When the Fund invests in another investment company, it pays a pro rata portion of the advisory fees and other expenses of that investment company as a shareholder of that investment company. These expenses are in addition to the advisory fees and other expenses the Fund pays in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. These index-based investments hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which its shares are traded. Index-based investments may not replicate exactly or otherwise match the composition or performance of their specified index due to, among other things, transaction costs and the temporary unavailability of certain component securities of the index.

Examples of index-based, exchange-traded investment companies include, but are not limited to, Standard & Poor's Depository Receipts ("SPDRs(R)"), MidCap SPDRs(R), Select Sector SPDRs(R), DIAMONDSsm, Nasdaq-100 Shares, Barclays iShares and World Equity Benchmark Shares ("WEBssm"). Many of these investment vehicles may be sold short. To the extent that the Fund engages in such short sale transactions, the Fund may be subject to additional risks. See "SHORT SALES" above.

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                                 THE WEISS FUND

                      WEISS TREASURY ONLY MONEY MARKET FUND
               WEISS MILLENNIUM OPPORTUNITY FUND (CLASS A SHARES)

                       Supplement dated August 18, 2000 to
              Statement of Additional Information dated May 1, 2000

                                      * * *


The information presented on page 10 of the Statement of Additional Information dated May 1, 2000, under the section entitled "OTHER INVESTMENT COMPANIES" is replaced in its entirety with the following:

Millennium Opportunity Fund may invest in securities of other investment companies, including closed-end investment companies, unit investment trusts and open-end investment companies, to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. When Millennium Opportunity Fund invests in another investment company, it pays a pro rata portion of the advisory fees and other expenses of that investment company as a shareholder of that investment company. These expenses are in addition to the advisory fees and other expenses Millennium Opportunity Fund pays in connection with its own operations. Millennium Opportunity Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group.

For example, Millennium Opportunity Fund may invest in a variety of investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. These index-based investments hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which its shares are traded. Index-based investments may not replicate exactly or otherwise match the composition or performance of their specified index due to, among other things, transaction costs and the temporary unavailability of certain component securities of the index.

Examples of index-based, exchange-traded investment companies include, but are not limited to, Standard & Poor's Depository Receipts ("SPDRs(R)"), MidCap SPDRs(R), Select Sector SPDRs(R), DIAMONDSsm, Nasdaq-100 Shares, Barclays iShares and World Equity Benchmark Shares ("WEBssm"). Many of these investment vehicles may be sold short. To the extent that Millennium Opportunity Fund engages in such short sale transactions, the Fund may be subject to additional risks. See "SHORT SALES" above.